Non-cash Transactions (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non cash Transactions [Abstract]
Debt extinguishment, amount	$ 284,769	$ 559,924
Issuance of units for settlement of debt	1,586,491	1,487,222